Sales - Summary of Total Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of products and services [line items]
Total sales	$ 793,239	$ 933,178	[1]	$ 869,235	[1]
Soybean
Disclosure of products and services [line items]
Total sales	66,471	79,408		63,797
Cattle for dairy
Disclosure of products and services [line items]
Total sales	2,891	3,380		3,059
Corn
Disclosure of products and services [line items]
Total sales	33,106	82,482		48,502
Cotton
Disclosure of products and services [line items]
Total sales	0	420		1,434
Milk
Disclosure of products and services [line items]
Total sales	19,267	31,656		24,561
Wheat
Disclosure of products and services [line items]
Total sales	30,091	14,835		16,951
Peanut
Disclosure of products and services [line items]
Total sales	1,752	3,648		1,703
Sunflower
Disclosure of products and services [line items]
Total sales	1,314	3,163		7,275
Rice
Disclosure of products and services [line items]
Total sales	216	0		950
Barley
Disclosure of products and services [line items]
Total sales	1,203	1,888		1,240
Seeds
Disclosure of products and services [line items]
Total sales	461	727		625
Others
Disclosure of products and services [line items]
Total sales	1,411	2,146		83
Agricultural produce and biological assets
Disclosure of products and services [line items]
Total sales	158,183	223,753		170,180
Rice
Disclosure of products and services [line items]
Total sales	92,560	83,849		94,331
Ethanol
Disclosure of products and services [line items]
Total sales	324,661	241,650		211,451
Sugar
Disclosure of products and services [line items]
Total sales	128,377	305,688		330,895
Soybean oil and meal
Disclosure of products and services [line items]
Total sales	14,059	6,119		0
Energy
Disclosure of products and services [line items]
Total sales	57,797	62,218		53,995
Powder milk
Disclosure of products and services [line items]
Total sales	8,646	2,713		4,816
Services
Disclosure of products and services [line items]
Total sales	487	1,144		1,160
Operating Leases
Disclosure of products and services [line items]
Total sales	643	771		984
Others
Disclosure of products and services [line items]
Total sales	7,826	5,273		1,423
Manufactured products and services rendered
Disclosure of products and services [line items]
Total sales	$ 635,056	$ 709,425		$ 699,055

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.